RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 90.2	$ 7.0
Postretirement health care and pension benefits	(795.6)	(1,220.5)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Accumulated other comprehensive loss (income), net of tax	235.0	613.8
Change in Accumulated Other Comprehensive Loss (Income):
Other comprehensive loss (income)	(382.9)	131.2	87.3
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	96.0	110.0
U.S. PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,748.1	1,889.2
Projected Benefit Obligation
Projected benefit obligation, beginning of year	2,105.1	1,892.4
Service cost	68.6	50.5	46.7
Interest	84.7	89.3	63.4
Plan amendments		(24.8)
Actuarial loss (gain)	(270.5)	173.0
Benefits paid	(101.6)	(75.3)
Projected benefit obligation, end of year	1,886.3	2,105.1	1,892.4
Plan Assets
Fair value of plan assets, beginning of year	1,633.5	1,352.1
Actual returns on plan assets	307.3	174.0
Company contributions	9.7	182.7
Benefits paid	(101.6)	(75.3)
Fair value of plan assets, end of year	1,848.9	1,633.5	1,352.1
Funded Status, end of year	(37.4)	(471.6)
Amounts recognized in Consolidated Balance Sheet:
Other assets	58.6
Other current liabilities	(6.8)	(9.8)
Postretirement health care and pension benefits	(89.2)	(461.8)
Net liability	(37.4)	(471.6)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	258.1	769.1
Unrecognized net prior service benefits	(47.5)	(54.5)
Tax benefit	(85.9)	(273.0)
Accumulated other comprehensive loss (income), net of tax	124.7	441.6
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(62.3)	(45.1)
Amortization of prior service costs (benefits)	6.9	4.2
Current period net actuarial loss (gain)	(447.7)	126.2
Current period prior service costs (benefits)		(24.8)
Settlement	(0.9)	(2.4)
Tax expense (benefit)	187.1	(21.3)
Other comprehensive loss (income)	(316.9)	36.8
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	23.6
Net prior service costs (benefits)	(6.9)
Total	16.7
INTERNATIONAL PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,124.5	1,075.2
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,180.6	978.6
Service cost	36.0	29.6	23.1
Interest	47.2	48.3	28.2
Participant contributions	3.7	4.1
Curtailments and settlements	(7.3)	(4.8)
Plan amendments	2.2	(8.3)
Actuarial loss (gain)	(11.1)	165.5
Assumed through acquisitions	8.5	6.9
Benefits paid	(39.2)	(35.2)
Foreign currency translation	23.0	(4.1)
Projected benefit obligation, end of year	1,243.6	1,180.6	978.6
Plan Assets
Fair value of plan assets, beginning of year	689.3	612.6
Actual returns on plan assets	64.7	57.3
Company contributions	52.6	52.5
Participant contributions	3.7	4.1
Assumed through acquisitions	5.9
Settlements	(1.5)	(3.5)
Benefits paid	(39.2)	(35.2)
Foreign currency translation	12.1	1.5
Fair value of plan assets, end of year	787.6	689.3	612.6
Funded Status, end of year	(456.0)	(491.3)
Amounts recognized in Consolidated Balance Sheet:
Other assets	31.6	7.0
Other current liabilities	(14.6)	(13.1)
Postretirement health care and pension benefits	(473.0)	(485.2)
Net liability	(456.0)	(491.3)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	198.5	241.3
Unrecognized net prior service benefits	(3.0)	(7.1)
Tax benefit	(56.1)	(67.1)
Accumulated other comprehensive loss (income), net of tax	139.4	167.1
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(17.7)	(6.2)
Amortization of prior service costs (benefits)	1.4	(0.3)
Current period net actuarial loss (gain)	(28.7)	143.4
Current period prior service costs (benefits)	2.2	(4.3)
Tax expense (benefit)	11.0	(36.3)
Foreign currency translation	4.1	1.3
Other comprehensive loss (income)	(27.7)	97.6
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	7.5
Net prior service costs (benefits)	0.5
Total	8.0
U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	234.1	281.5
Projected Benefit Obligation
Projected benefit obligation, beginning of year	281.5	277.3
Service cost	5.9	5.1	2.2
Interest	10.8	12.9	9.0
Participant contributions	9.6	10.0
Medicare subsidies received	0.7	1.9
Plan amendments		(1.8)
Actuarial loss (gain)	(52.2)	0.7
Benefits paid	(22.2)	(24.6)
Projected benefit obligation, end of year	234.1	281.5	277.3
Plan Assets
Fair value of plan assets, beginning of year	15.1	16.6
Actual returns on plan assets	2.8	1.9
Company contributions	17.7	19.7
Participant contributions	1.4	1.5
Benefits paid	(22.2)	(24.6)
Fair value of plan assets, end of year	14.8	15.1	16.6
Funded Status, end of year	(219.3)	(266.4)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(6.0)	(7.4)
Postretirement health care and pension benefits	(213.3)	(259.0)
Net liability	(219.3)	(266.4)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	(42.3)	12.3
Unrecognized net prior service benefits	(1.2)	(1.5)
Tax benefit	14.4	(5.7)
Accumulated other comprehensive loss (income), net of tax	(29.1)	5.1
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial loss	(0.6)	(0.4)
Amortization of prior service costs (benefits)	0.3	(0.1)
Current period net actuarial loss (gain)	(54.0)	(0.1)
Current period prior service costs (benefits)		(1.8)
Tax expense (benefit)	20.1	0.5
Other comprehensive loss (income)	(34.2)	(1.9)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss (gain)	(8.3)
Net prior service costs (benefits)	(0.3)
Total	$ (8.6)